Trade and Other Receivables - Summary of Impairment Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Beginning balance	$ (459)	$ (280)
Decrease/(increase) in loss allowance for trade receivables	(440)	(318)
Write-off	(751)	(139)
Ending balance	(148)	(459)
Net impairment (loss)/gain for trade receivables	$ (440)	$ (318)